Expense Example {- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund Retail PRO-07 - Fidelity Mega Cap Stock Fund - Fidelity Mega Cap Stock Fund-Retail Class	Aug. 28, 2021 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786